Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	$ (818,146)	$ 916,666	$ 1,631,840
Foreign Currency Exchange Differences	(7,807,197)	8,516,874	12,978,471
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	7,676,500	4,659,933	7,237,000
Foreign Currency Exchange Differences	5,733,173	10,895,862	25,476,638
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	1,197,498	155,158	1,077,086
Foreign Currency Exchange Differences	191,946	390,764	2,595,997
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	3,469,752	1,654,538	2,349,415
Foreign Currency Exchange Differences	(1,903,963)	(188,270)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	(9,390,716)	(5,551,163)	(9,014,858)
Foreign Currency Exchange Differences	(5,726,246)	(4,358,937)	(18,538,354)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	15,145	(1,800)	(16,803)
Foreign Currency Exchange Differences	(5,379,210)	(1,152,505)	3,203,739
Result for hyperinflation [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	(3,786,325)
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign Currency Exchange Differences	(415,962)	2,931,086	$ 240,451
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign Currency Exchange Differences	$ (306,935)	$ (1,126)